Janus Investment Fund

Janus Worldwide Fund

Supplement dated January 28, 2013
to Currently Effective Prospectuses

The purpose of this Supplement is to provide you with information regarding certain changes that may occur as a result of the proposed merger of Janus Global Research Fund with and into Janus Worldwide Fund (the “Merger”). This Merger was approved by the Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) on behalf of each of the Funds, and is also subject to approval by shareholders of Janus Global Research Fund. If approved, the Merger is anticipated to occur on or about March 15, 2013. Under the terms of the Merger, Janus Worldwide Fund will be the surviving legal entity. Therefore, shareholders of Janus Worldwide Fund do not need to take any action related to the Merger. If the Merger takes place, the following changes will be made to Janus Worldwide Fund effective immediately after the date of the Merger:

•	Janus Global Research Fund will merge into Janus Worldwide Fund, resulting in the “Combined Fund,” which will be renamed “Janus Global Research Fund.” As of October 31, 2012, Janus Global Research Fund’s net assets were approximately $302.8 million, and Janus Worldwide Fund’s net assets were approximately $1.9 billion.

•	The Combined Fund will be managed by Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James Goff (the “Research Team”), replacing George Maris as the portfolio manager of Janus Worldwide Fund. The Research Team currently manages Janus Global Research Fund.

•	The Combined Fund will adopt the strategies and investment policies of Janus Global Research Fund, which are substantially similar to Janus Worldwide Fund. The Combined Fund will have substantially the same investment risks as Janus Worldwide Fund.

•	The Combined Fund will retain the expense structure of Janus Worldwide Fund so that the contractual fee rates paid by the Combined Fund remain the same as those currently paid by Janus Worldwide Fund. However, as a result of certain third-party shareholder servicing fees that are paid as an out-of-pocket expense by Class A Shares, Class C Shares, and Class I Shares, those share classes could experience an increase in their total expense ratio after the Merger due to variances in these expenses between Janus Worldwide Fund and Janus Global Research Fund. The Fund Trustees have implemented a cap on the total amount of third-party shareholder servicing fees (also referred to as “networking and omnibus fees” or “administrative servicing fees”) that can be paid by each of Class A Shares, Class C Shares, and Class I Shares. Since these fees vary monthly depending on the assets in the share class, market volatility, and other factors, it is not known at this time what the impact to the total expense ratio for each class of the Combined Fund will be as of the date of the Merger.

•	The historical performance of Janus Global Research Fund will become the Combined Fund’s historical performance. This means that Janus Worldwide Fund’s historical performance, including its accounting and financial history, will no longer exist as of the date of the Merger. What is the impact of this change?

○	Janus Worldwide Fund’s inception date is May 15, 1991, and Janus Global Research Fund’s inception date is February 25, 2005. The Combined Fund will adopt the February 25, 2005 inception date of Janus Global Research Fund.
○	The performance history of Janus Global Research Fund relative to Janus Worldwide Fund’s benchmark index, the Morgan Stanley Capital International (“MSCI”) World Indexsm, will be used to determine the performance-based management fee paid by the Combined Fund. Janus Global Research Fund has historically had better performance than Janus Worldwide Fund over various time periods. Janus Capital has agreed to waive its management fee for three years after the Merger to at least a level that is equivalent to the fee that the Combined Fund would have paid if, after the Merger, the performance history of Janus Worldwide Fund were used to calculate the performance-based management fee.
○	The performance for Class R Shares for periods prior to the date of the Merger will reflect the performance of Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.

The following information either supplements information in the current Janus Worldwide Fund Prospectus, as noted below, or is intended to provide information to help you understand the impact of the Merger, assuming the Merger is approved by shareholders of Janus Global Research Fund.

Prospectus Supplemental Information

Comparison of Fees and Expenses
The following tables and examples assume the Merger occurred as of September 30, 2012. The fees and expenses shown were determined based on the net assets of Janus Worldwide Fund and the Combined Fund as of the fiscal year ended September 30, 2012. The amount shown on the Management Fee line in the table does not reflect the waiver agreed to by Janus Capital to be in effect for three years after the Merger. If this waiver were included in the Management Fee for the Combined Fund, the fee would be 0.59%.

Shareholder Fees (fees paid directly from your investment)

	Janus Worldwide	Combined Fund
Class A Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	0.25%	0.25%

Other Expenses	0.24%	0.19%

Total Annual Fund Operating Expenses(1)	1.08%	1.14%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	1.08%	1.03%

	Janus Worldwide	Combined Fund
Class C Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	1.00%	1.00%

Other Expenses	0.28%	0.27%

Total Annual Fund Operating Expenses(1)	1.87%	1.97%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	1.87%	1.86%

	Janus Worldwide	Combined Fund
Class S Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	0.25%	0.25%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses(1)	1.17%	1.28%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	1.17%	1.17%

	Janus Worldwide	Combined Fund
Class I Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	None	None

Other Expenses	0.23%	0.19%

Total Annual Fund Operating Expenses(1)	0.82%	0.89%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	0.82%	0.78%

	Janus Worldwide	Combined Fund
Class N Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	None	None

Other Expenses(2)	0.08%	0.08%

Total Annual Fund Operating Expenses(1)	0.67%	0.78%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	0.67%	0.67%

	Janus Worldwide	Combined Fund
Class R Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	0.50%	0.50%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses(1)	1.42%	1.53%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	1.42%	1.42%

	Janus Worldwide	Combined Fund
Class T Shares	Fund	Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Distribution/Service (12b-1) Fees	None	None

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses(1)	0.92%	1.03%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	0.92%	0.92%

(1)	Currently, through at least February 1, 2014, Janus is waiving each Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to an annual rate of 1.07%. The pro forma expenses for the Combined Fund also assume the 1.07% expense limit. After the expense limit expires, the fees could change.
(2)	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

Examples:
The following Examples are based on expenses without waivers. These Examples are intended to help you compare the cost of investing in Janus Worldwide Fund or the Combined Fund (assuming the Merger occurs) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Janus Worldwide Fund or the Combined Fund (assuming consummation of the Merger as of September 30, 2012), for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
Janus Worldwide Fund	$679	$899	$1,136	$1,816
Combined Fund (pro forma assuming consummation of the Merger)	$685	$916	$1,167	$1,881
Class C Shares
Janus Worldwide Fund	$290	$588	$1,011	$2,190
Combined Fund (pro forma assuming consummation of the Merger)	$300	$618	$1,062	$2,296
Class S Shares
Janus Worldwide Fund	$119	$372	$644	$1,420
Combined Fund (pro forma assuming consummation of the Merger)	$130	$406	$702	$1,545
Class I Shares
Janus Worldwide Fund	$84	$262	$455	$1,014
Combined Fund (pro forma assuming consummation of the Merger)	$91	$284	$493	$1,096
Class N Shares
Janus Worldwide Fund	$68	$214	$373	$835
Combined Fund (pro forma assuming consummation of the Merger)	$80	$249	$433	$966
Class R Shares
Janus Worldwide Fund	$145	$449	$776	$1,702
Combined Fund (pro forma assuming consummation of the Merger)	$156	$483	$834	$1,824
Class T Shares
Janus Worldwide Fund	$94	$293	$509	$1,131
Combined Fund (pro forma assuming consummation of the Merger)	$105	$328	$569	$1,259

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
Janus Worldwide Fund	$679	$899	$1,136	$1,816
Combined Fund (pro forma assuming consummation of the Merger)	$685	$916	$1,167	$1,881
Class C Shares
Janus Worldwide Fund	$190	$588	$1,011	$2,190
Combined Fund (pro forma assuming consummation of the Merger)	$200	$618	$1,062	$2,296
Class S Shares
Janus Worldwide Fund	$119	$372	$644	$1,420
Combined Fund (pro forma assuming consummation of the Merger)	$130	$406	$702	$1,545
Class I Shares
Janus Worldwide Fund	$84	$262	$455	$1,014
Combined Fund (pro forma assuming consummation of the Merger)	$91	$284	$493	$1,096
Class N Shares
Janus Worldwide Fund	$68	$214	$373	$835
Combined Fund (pro forma assuming consummation of the Merger)	$80	$249	$433	$966
Class R Shares
Janus Worldwide Fund	$145	$449	$776	$1,702
Combined Fund (pro forma assuming consummation of the Merger)	$156	$483	$834	$1,824
Class T Shares
Janus Worldwide Fund	$94	$293	$509	$1,131
Combined Fund (pro forma assuming consummation of the Merger)	$105	$328	$569	$1,259

Supplemental Performance Information
The following performance information shows performance for Janus Global Research Fund, which will become the performance history of the Combined Fund after the Merger. The information provides some indication of the risks of investing in the Combined Fund by showing how Janus Global Research Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of Janus Global Research Fund (the “Fund” for purposes of this section) commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class R Shares of the Fund will commence operations as of the date of the Merger, anticipated to be on or about March 15, 2013.

•	The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
•	The performance shown for Class R Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during the periods shown, the performance may have been different.

If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. Janus Worldwide Fund’s primary benchmark is the MSCI World Indexsm, which will continue to be the primary benchmark index for the Combined Fund. The MSCI All Country World Indexsm is Janus Global Research Fund’s current secondary benchmark. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

Janus Global Research Fund’s past performance (before and after taxes) does not necessarily indicate how the Combined Fund will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

2006	2007	2008	2009	2010	2011	2012
18.40%	26.75%	−45.49%	45.18%	20.62%	−7.59%	16.76%

Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	Since Inception (2/25/05)
Class T Shares

Return Before Taxes	16.76%	0.59%	8.03%

Return After Taxes on Distributions	16.67%	0.53%	7.53%

Return After Taxes on Distributions and Sale of Fund Shares	11.01%	0.50%	6.82%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class A Shares

Return Before Taxes(1)	9.92%	−0.64%	7.18%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	Since Inception (2/25/05)

Class C Shares

Return Before Taxes(2)	14.55%	−0.28%	7.15%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class S Shares

Return Before Taxes	16.47%	0.30%	7.74%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class I Shares

Return Before Taxes	16.93%	0.59%	8.03%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class N Shares

Return Before Taxes	16.76%	0.59%	8.03%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class R Shares

Return Before Taxes	16.21%	0.18%	7.59%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Assuming the Merger is approved by shareholders of Janus Global Research Fund, the information under “Principal Investment Strategies” included in the Janus Worldwide Fund Prospectus would be deleted in its entirety and replaced with the following information. As used below, the term “Fund” refers to the Combined Fund.

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund which represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.

Assuming the Merger is approved by shareholders of Janus Global Research Fund, the information below would replace the information under “Portfolio Manager” in the Fund Summary for Janus Worldwide Fund. As used below, the term “Fund” refers to the Combined Fund.

Portfolio Management: James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund.

Assuming the Merger is approved by shareholders of Janus Global Research Fund, the information below would replace the information in the “Investment Personnel” section under Management of the Funds for Janus Worldwide Fund. As used below, the term “Fund” refers to the Combined Fund.

Janus Global Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by James P. Goff) selects investments for the Fund.

James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund. Mr. Goff is primarily responsible for the day-to-day operations of the Fund. He leads the Portfolio Oversight Team that reviews the Fund’s risks, overall structure, and guidelines. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

For additional information regarding the impact of the proposed Merger, please call 1-877-335-2687.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Worldwide Fund
Class D Shares

Supplement dated January 28, 2013
to Currently Effective Prospectuses

The purpose of this Supplement is to provide you with information regarding certain changes that may occur as a result of the proposed merger of Janus Global Research Fund with and into Janus Worldwide Fund (the “Merger”). This Merger was approved by the Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) on behalf of each of the Funds, and is also subject to approval by shareholders of Janus Global Research Fund. If approved, the Merger is anticipated to occur on or about March 15, 2013. Under the terms of the Merger, Janus Worldwide Fund will be the surviving legal entity. Therefore, shareholders of Janus Worldwide Fund do not need to take any action related to the Merger. If the Merger takes place, the following changes will be made to Janus Worldwide Fund effective immediately after the date of the Merger:

•	Janus Global Research Fund will merge into Janus Worldwide Fund, resulting in the “Combined Fund,” which will be renamed “Janus Global Research Fund.” As of October 31, 2012, Janus Global Research Fund’s net assets were approximately $302.8 million, and Janus Worldwide Fund’s net assets were approximately $1.9 billion.

•	The Combined Fund will be managed by Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James Goff (the “Research Team”), replacing George Maris as the portfolio manager of Janus Worldwide Fund. The Research Team currently manages Janus Global Research Fund.

•	The Combined Fund will adopt the strategies and investment policies of Janus Global Research Fund, which are substantially similar to Janus Worldwide Fund. The Combined Fund will have substantially the same investment risks as Janus Worldwide Fund.

•	The Combined Fund will retain the expense structure of Janus Worldwide Fund so that the contractual fee rates paid by the Combined Fund remain the same as those currently paid by Janus Worldwide Fund.

•	The historical performance of Janus Global Research Fund will become the Combined Fund’s historical performance. This means that Janus Worldwide Fund’s historical performance, including its accounting and financial history, will no longer exist as of the date of the Merger. What is the impact of this change?

○	Janus Worldwide Fund’s inception date is May 15, 1991, and Janus Global Research Fund’s inception date is February 25, 2005. The Combined Fund will adopt the February 25, 2005 inception date of Janus Global Research Fund.
○	The performance history of Janus Global Research Fund relative to Janus Worldwide Fund’s benchmark index, the Morgan Stanley Capital International (“MSCI”) World Indexsm, will be used to determine the performance-based management fee paid by the Combined Fund. Janus Global Research Fund has historically had better performance than Janus Worldwide Fund over various time periods. Janus Capital has agreed to waive its management fee for three years after the Merger to at least a level that is equivalent to the fee that the Combined Fund would have paid if, after the Merger, the performance history of Janus Worldwide Fund were used to calculate the performance-based management fee.

The following information either supplements information in the current Janus Worldwide Fund Prospectus, as noted below, or is intended to provide information to help you understand the impact of the Merger, assuming the Merger is approved by shareholders of Janus Global Research Fund.

Prospectus Supplemental Information

Comparison of Fees and Expenses
The following tables and examples assume the Merger occurred as of September 30, 2012. The fees and expenses shown were determined based on the net assets of Janus Worldwide Fund and the Combined Fund as of the fiscal year ended September 30, 2012. The amount shown on the Management Fee line in the table does not reflect the waiver agreed to by Janus Capital to be in effect for three years after the Merger. If this waiver were included in the Management Fee for the Combined Fund, the fee would be 0.59%.

Shareholder Fees (fees paid directly from your investment)

	Janus Worldwide	Combined Fund
Class D Shares	Fund	Pro Forma
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.59%	0.70%

Other Expenses	0.24%	0.24%

Total Annual Fund Operating Expenses(1)	0.83%	0.94%

Fee Waiver(1)	0.00%	0.11%

Total Annual Fund Operating Expenses After Fee Waiver(1)	0.83%	0.83%

(1)	Currently, through at least February 1, 2014, Janus is waiving each Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to an annual rate of 1.07%. The pro forma expenses for the Combined Fund also assume the 1.07% expense limit. After the expense limit expires, the fees could change.

Examples:
The following Examples are based on expenses without waivers. These Examples are intended to help you compare the cost of investing in Janus Worldwide Fund or the Combined Fund (assuming the Merger occurs) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Janus Worldwide Fund or the Combined Fund (assuming consummation of the Merger as of September 30, 2012), for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Janus Worldwide Fund	$85	$265	$460	$1,025
Combined Fund (pro forma assuming consummation of the Merger)	$96	$300	$520	$1,155

Supplemental Performance Information
The following performance information shows performance for Janus Global Research Fund, which will become the performance history of the Combined Fund after the Merger. The information provides some indication of the risks of investing in the Combined Fund by showing how Janus Global Research Fund’s performance has varied over time. Class D Shares of Janus Global Research Fund (the “Fund” for purposes of this section) commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. Janus Worldwide Fund’s primary benchmark is the MSCI World Indexsm, which will continue to be the primary benchmark index for the Combined Fund. The MSCI All Country World Indexsm is Janus Global Research Fund’s current secondary benchmark. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and

2

distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

Janus Global Research Fund’s past performance (before and after taxes) does not necessarily indicate how the Combined Fund will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Returns for Class D Shares (calendar year-end)

2006	2007	2008	2009	2010	2011	2012
18.40%	26.75%	−45.49%	45.18%	20.70%	−7.48%	16.78%

Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	Since Inception (2/25/05)
Class D Shares

Return Before Taxes	16.78%	0.63%	8.06%

Return After Taxes on Distributions	16.67%	0.56%	7.55%

Return After Taxes on Distributions and Sale of Fund Shares	11.04%	0.54%	6.84%

MSCI World Indexsm	15.83%	−1.18%	3.79%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

MSCI All Country World Indexsm	16.13%	−1.16%	4.33%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Assuming the Merger is approved by shareholders of Janus Global Research Fund, the information under “Principal Investment Strategies” included in the Janus Worldwide Fund Prospectus would be deleted in its entirety and replaced with the following information. As used below, the term “Fund” refers to the Combined Fund.

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund which represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has

3

appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.

Assuming the Merger is approved by shareholders of Janus Global Research Fund, the information below would replace the information under “Portfolio Manager” in the Fund Summary for Janus Worldwide Fund. As used below, the term “Fund” refers to the Combined Fund.

Portfolio Management: James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund.

Assuming the Merger is approved by shareholders of Janus Global Research Fund, the information below would replace the information in the “Investment Personnel” section under Management of the Funds for Janus Worldwide Fund. As used below, the term “Fund” refers to the Combined Fund.

Janus Global Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by James P. Goff) selects investments for the Fund.

James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund. Mr. Goff is primarily responsible for the day-to-day operations of the Fund. He leads the Portfolio Oversight Team that reviews the Fund’s risks, overall structure, and guidelines. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

For additional information regarding the impact of the proposed Merger, please call 1-800-525-3713.

Please retain this Supplement with your records.

4